Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term Borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2011	2010
Balance at year-end	$37,073	$32,018
Average balance outstanding	32,577	29,700
Maximum month-end balance	37,073	33,629
Weighted-average rate at year-end	0.25%	0.55%
Weighted-average rate during the year	0.43	0.68

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

Other Borrowings

The following table sets forth information concerning other borrowings:

(Dollars in thousands)	MATURITY RANGE		WEIGHTED AVERAGE INTEREST RATE	STATED INTEREST RATE RANGE		AT DECEMBER 31,
DESCRIPTION	FROM	TO		FROM	TO	2011	2010
Fixed rate	3/14/2012	12/21/2017	3.21%	1.82%	3.73%	$18,000	$21,000
Fixed rate amortizing	1/1/2012	3/1/2017	5.50	3.40	7.15	1,161	1,909

						$19,161	$22,909

Maturities of other borrowings at December 31, 2011, are summarized as follows:

YEAR ENDING DECEMBER 31,	AMOUNT	WEIGHTED- AVERAGE RATE
2012	$6,490	2.55%
2013	213	6.06
2014	190	6.03
2015	169	6.01
2016	96	5.84
2017 and beyond	12,003	3.62

	$19,161	3.34%

Monthly principal and interest payments are due on the fixed rate amortizing borrowings; additionally a 10% principal curtailment is due on the borrowing’s anniversary date. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2011 the Company has the capacity to borrow an additional $30.8 million from the FHLB.